Provisions and Contingencies (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Breakdown of provisions by nature

The table below shows the breakdown of provisions by nature and its movement:

Provisions	Balance as of 12/31/2021	Additions	Reversals	Payments	Interest	Balance as of 12/31/2022
IRPJ and CSLL (a.1)	552,172	7,154	(36,683)	-	36,574	559,217
Tax	84,155	35,238	(14,907)	(38,097)	2,045	68,434
Civil, environmental and regulatory claims (a.2)	108,761	18,326	(9,980)	(23,700)	9	93,416
Labor litigation (a.3)	95,460	22,663	(22,387)	(23,142)	578	73,172
Provision for indemnities (a.4)	-	150,820	-	-	-	150,820
Others	91,637	4,812	(3,850)	-	2,514	95,113
Total	932,185	239,013	(87,807)	(84,939)	41,720	1,040,172
Current	119,942					22,837
Non-current	812,243					1,017,335

Balances of escrow deposits	Balances of escrow deposits are as follows:
	12/31/2022	12/31/2021
Tax	790,979	731,326
Labor	42,624	48,147
Civil and others	112,780	91,788
	946,383	871,261